LEASES - Components of lease expense (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)
Lease cost:
Total variable lease cost	₽ 119	$ 1.3	₽ 1,139	₽ 2,067
Finance lease cost:
Amortization of right-of-use assets	3,240	36.1	1,893	977
Interest on lease liabilities	2,719	30.3	1,557	683
Total finance lease cost	₽ 5,959	$ 66.4	₽ 3,450	₽ 1,660